Victory Investment Grade Convertible Fund Investment Objectives and Goals - MCI [Member] - Victory Investment Grade Convertible Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Victory Investment Grade Convertible Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Investment Grade Convertible Fund (the “Fund”) seeks to provide a high level of current income together with long-term capital appreciation.